Revenues: (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from rendering of transport services	$ 259,612	$ 230,344	$ 193,789
Income relating to variable lease payments for operating leases that do not depend on index or rate	2,466,980	2,069,696	1,596,099
Revenues Collected by Passenger Installation Charges	191,356
Airplan [Member]
Revenue from rendering of transport services	225,693
Revenue from construction contracts	187,294
Aerostar [Member]
Revenue from rendering of transport services	939,042
Revenue from construction contracts	75,925
Fixed lease income [Member]
Operating lease income	$ 166,747	$ 105,203	$ 104,128